SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the establishment of the allowance for doubtful accounts, the fair value of convertible redeemable preferred stock, the discount on interest free loans and the estimate of salvage value used in determining vessel depreciation expense.

Consolidation, Policy [Policy Text Block]
Consolidation

The purpose of consolidated financial statements is to present the financial position and results of operations of a company and its subsidiaries as if the group were a single company. The first step in the Company’s consolidation policy is to determine whether an entity is to be evaluated for potential consolidation based on its outstanding voting interests or its variable interests. Accordingly, the Company first determines whether the entity is a Variable Interest Entity (“VIE”) pursuant to the provisions of ASC 810-10. If the entity is a VIE, consolidation is based on the entity’s variable interests and not its outstanding voting shares. If the entity is not determined to be a VIE, the Company evaluates the entity based on its outstanding voting interests.

Amounts pertaining to the non-controlling ownership interest held by third parties in the financial position and operating results of the Company’s subsidiaries and/or consolidated VIEs are reported as non-controlling interest in the accompanying consolidated balance sheets.

As previously indicated, certain of the entities within the Company’s consolidated financial statements are heavily dependent on financing and operating activities with and among affiliates and/or related parties. Accordingly, as part of the Company’s consolidation process, intercompany transactions are eliminated in the consolidated financial statements.

Business Combinations Policy [Policy Text Block]
Business Combinations

On April 30, 2014 the Company entered into the Merger Agreement. The Mergers were accounted for as a capital transaction in accordance with ASC 805-40-45-1, as described in Note 2.

Prior to the January 2013 transaction, Odyssey and Orion were owned 50% by the Company and 50% by ST Shipping and Transport Ltd. (“STST”). These shareholders transferred their shares in Odyssey and Orion to NBHC in connection with the January 2013 transaction. On the same date, the net assets of Odyssey and Orion were transferred to NBHC. In accordance with ASC 805-50, this transaction was considered a combination between entities under common control; therefore, the net assets of Odyssey and Orion were transferred at their carrying values.

Revenue Recognition, Cargo and Freight, Policy [Policy Text Block]
Revenue Recognition

Voyage revenues represent revenues earned by the Company, principally from voyage charters. A voyage charter involves the carriage of a specific amount and type of cargo on a load port-to-discharge port basis, subject to various cargo handling terms. Under a voyage charter, the revenues are earned and recognized ratably over the duration of the voyage. Estimated losses under a voyage charter are provided for in full at the time such losses become probable. Demurrage, which is included in voyage revenues, represents payments by the charterer to the vessel owner when loading and discharging time exceed the stipulated time in the voyage charter. Demurrage is measured in accordance with the provisions of the respective charter agreements and the circumstances under which demurrage revenues arise, and is also earned and recognized ratably over the duration of the voyage to which it pertains. Voyage revenue recognized is presented net of address commissions.

Charter revenues relate to a time charter arrangement under which the vessel owner is paid charter hire on a per-day basis for a specified period of time. Revenues from time charters are earned and recognized on a straight-line basis over the term of the charter, as the vessel operates under the charter.

Revenue Recognition, Deferred Revenue [Policy Text Block]
Deferred Revenue

Billings for services for which revenue is not recognized in the current period are recorded as deferred revenue. Deferred revenue recognized in the accompanying consolidated balance sheets is expected to be realized within 12 months of the balance sheet date.

Voyage Expenses [Policy Text Block]
Voyage Expenses

The Company incurs expenses for voyage charters that include bunkers (fuel), port charges, canal tolls, broker commissions and cargo handling operations, which are expensed as incurred.

Charter Expenses [Policy Text Block]
Charter Expenses

The Company relies on a combination of owned and chartered-in vessels to support its operations. The Company hires vessels under time charters, and recognizes the charter hire payments as expense on a straight-line basis over the term of the charter. Charter hire payments are typically made in advance, and the unrecognized portion is reflected as advance hire in the accompanying consolidated balance sheets. Under the time charters, the vessel owner is responsible for the vessel operating costs such as crews, maintenance and repairs, insurance, and stores.

Shipping and Handling Cost, Policy [Policy Text Block]
Vessel Operating Expenses

Vessel operating expenses (“VOE”) represent the cost to operate the Company’s owned vessels. VOE include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumables, other miscellaneous expenses, and technical management fees. Technical management services include day-to-day vessel operations, performing general vessel maintenance, ensuring regulatory and classification society compliance, arranging the hire of crew and purchasing stores, supplies and spare parts. These expenses are recognized as incurred. The Company had technical management agreements for certain vessels with an equity method investee.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash equivalents, trade receivables and derivative instruments. The Company maintains its cash accounts with various high-quality financial institutions in the United States, Germany, and Bermuda. The Company performs periodic evaluations of the relative credit standing of these financial institutions. The Company does not believe that significant concentration of credit risk exists with respect to these cash equivalents. Trade accounts receivable are recorded at the invoiced amount, and do not bear interest. Credit risk with respect to trade accounts receivable is limited due to the long-standing relationships with significant customers, and their relative financial stability. The Company performs ongoing credit evaluations of its customers’ financial condition, but does not require collateral. Derivative instruments are recorded at fair value. During the year ended December 31, 2014, the Company had losses relating to the bankruptcy of its counterparty to certain fuel swap contracts of approximately $2,146,000, which is included in other (expense) income in the consolidated statements of operations. The Company does not have any off-balance sheet credit exposure related to its customers.

At December 31, 2014, three customers accounted for 35% of the Company’s trade accounts receivable. At December 31, 2013, there were three customers that accounted for 49% of the Company’s trade accounts receivable.

At December 31, 2014, customers in each of the following countries accounted for at least 10% of the Company’s accounts receivable; Canada (33%), the United States (27%), and Brazil (11%). At December 31, 2013 customers in each of the following countries accounted for at least 10% of the Company’s accounts receivable; the United States (27%) and Switzerland (11%).

For the year ended December 31, 2014, revenue from customers in each of the following countries accounted for at least 10% of total revenue; the United States (21%), Switzerland (18%) and Canada (11%). For the year ended December 31, 2013 customers in each of the following countries accounted for at least 10% of total revenue; the United States (27%), Switzerland (11%), and Canada (10%).

For the years ended December 31, 2014 and 2013, no single customer accounted for 10% or more of total revenue.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents include short-term deposits with an original maturity of less than three months. Cash and cash equivalents by type were as follows:

	December 31,
	2014	2013

Money market accounts – cash equivalents	$24,238,756	$17,622,598

Cash (1)	5,578,751	1,305,329

Total	$29,817,507	$18,927,927

(1) Consists of cash deposits at various major banks.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash

Restricted cash at December 31, 2014 and 2013 consists of $500,000 held by a facility agent as required by the Bank of America Letter of Credit on behalf of PBC as security for a performance guarantee on a contract, and $500,000 held by a facility agent as required by the Bulk Atlantic Secured Note (NOTE 12).

Allowance for Doubtful Accounts [Policy Text Block]
Allowance for Doubtful Accounts

The Company provides a specific reserve for significant outstanding accounts that are considered potentially uncollectible in whole or in part. In addition, the Company’s policy based on experience is to establish a reserve equal to approximately 25% of accounts receivable balances that are 30-180 days past due and approximately 50% of accounts receivable balances that are 180 or more days past due, and which are not otherwise reserved. The reserve estimates are adjusted as additional information becomes available, or as payments are made. At December 31, 2014 and 2013, the Company has provided an allowance for doubtful accounts of $4,029,669 and $1,662,593 respectively, for amounts that are not expected to be fully collected. The provision for doubtful accounts was $2,764,836 in 2014 and $652,318 in 2013. The Company wrote off $397,760 and $341,316 during 2014 and 2013, respectively, which amounts were previously included in the allowance, because these amounts were determined to be uncollectible.

Inventory, Policy [Policy Text Block]
Bunker Inventory

Inventory is primarily comprised of fuel oil purchased and stored onboard a vessel. Inventory is measured at the lower of cost under the first-in, first-out method or net realizable value.

Advanced Hire, Prepaid Expenses and Other Current Assets [Policy Text Block]
Advanced Hire, Prepaid Expenses and Other Current Assets

Advance hire represents payment to ship owners under time-charters for days subsequent to the balance sheet date. Hire is typically paid in advance for the following fifteen days, but intervals vary by time-charter party. Prepaid expenses include advance funding to the technical manager for vessel operating expenses, lubricating oils and stores kept on board owned vessels, voyage expenses paid in advance. Other assets include deposits held by counterparties to various derivative instruments and the fair value of derivative instruments when it exceeds the settlement price of the instrument.

At December 31, advance hire, prepaid expenses and other current assets were comprised of the following:

	2014	2013

Advance hire	$4,345,959	$8,788,882

Prepaid expenses	427,889	514,169

Other current assets	1,794,386	3,441,074

Total	$6,568,234	$12,744,125

Depreciation, Depletion, and Amortization [Policy Text Block]
Vessels and Depreciation

Vessels are stated at cost, which includes contract price and acquisition costs. Significant betterments to vessels are capitalized; maintenance and repairs that do not improve or extend the lives of the vessels are expensed as incurred. Depreciation is provided using the straight-line method over the remaining estimated useful lives of the vessels (excluding the time a vessel in is dry dock), based on cost less salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and an estimated scrap rate of $375 per ton, which was determined by reference to quoted rates and is reviewed annually. The Company estimates the useful life of its vessels to be 25 years to 30 years from the date of initial delivery from the shipyard. The remaining estimated useful lives of the current fleet are 4 - 25 years. The Company does not incur depreciation expense when vessels are taken out of service for dry docking.

Vessels held for sale are carried at estimated fair value less cost to sell and depreciation is discontinued. The Company committed to sell the 1984 built m/v Bulk Cajun in October 2014. Accordingly, the vessel was written down to its fair value less cost to sell and classified as held for sale at December 31, 2014. The difference between the carrying amount of the m/v Bulk Cajun and the fair value less cost to sell of approximately $1,531,000 is included as a loss on impairment of vessels in the consolidated statements of operations.

Dry Docking Expenses and Amortization [Policy Text Block]
Dry Docking Expenses and Amortization

Significant upgrades made to the vessels during dry docking are capitalized when incurred and amortized on a straight-line basis over the five year period until the next dry docking. Costs capitalized as part of the dry docking include direct costs incurred to meet regulatory requirements that add economic life to the vessel, that increase the vessel’s earnings capacity or which improve the vessel’s efficiency. Direct costs include the shipyard costs, parts, inspection fees, steel, blasting and painting. Expenditures for normal maintenance and repairs, whether incurred as part of the dry docking or not, are expensed as incurred. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss on sale.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-lived Assets Impairment Considerations

The carrying values of the Company’s vessels may not represent their fair market value or the amount that could be obtained by selling the vessel at any point in time since the market prices of second-hand vessels tend to fluctuate with changes in charter rates and the cost of new vessels. Historically, both charter rates and vessel values tend to be cyclical. The carrying amounts of vessels held and used by the Company are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular vessel may not be fully recoverable. In such instances, an impairment charge would be recognized if the estimate of the undiscounted future cash flows expected to result from the use of the vessel and its eventual disposition is less than the vessel’s carrying amount. This assessment is made at the asset group level which represents the lowest level for which identifiable cash flows are largely independent of other groups of assets. The asset groups established by the Company are defined by vessel size, age and classification. At December 31, 2014 and 2013, the Company identified a potential impairment indicator based on the estimated market value of its vessels. As a result, the Company evaluated each asset group for impairment by estimating the total undiscounted cash flows expected to result from the use of the asset group and its eventual disposal.

The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis include: the Company’s estimate of future time charter equivalent (“TCE”) rates based on current rates under existing charters and contracts, and an index of TCE rates applicable to the size of the ship, when available. The Company applies a multiple to account for expected growth or decline in TCE rates due to market conditions for periods beyond those for which an index rate is available. Projected net operating cash flows are net of brokerage and address commissions and exclude revenue on scheduled off-hire days. The Company uses the current vessel operating expense budget, estimated costs of drydocking and historical general and administrative expenses as the basis for its expected outflows, and applies an inflation factor it considers appropriate. The net of these inflows and outflows, plus an estimated salvage value, constitutes the projected undiscounted future cash flows.

Accordingly, a loss on impairment of approximately $9,976,000 million, which is equal to the excess of the carrying amount of the assets over their fair value less estimated cost to sell, is recorded in the consolidated statements of operations.

At December 31, 2013, the estimated undiscounted future cash flows exceeded the carrying amount of the asset groups in the consolidated balance sheets and therefore, the Company did not recognize a charge to impairment.

At December 31, 2014, the carrying amount of the m/v Bulk Discovery was determined to be higher than its estimated undiscounted future cash flows because of the higher than expected estimate of upcoming drydocking costs. At December 31, 2014, the carrying amount of the m/v Nordic Barents and m/v Nordic Bothnia were determined to be higher than their estimated undiscounted future cash flows because the TCE rates anticipated in the Company’s annual budget for 2015, which were used to calculate such cash flows, were lower than the rates forecasted as of the third quarter due to deteriorated market conditions in the fourth quarter.

In addition, the Company sold the m/v Bulk Cajun in February 2015. A loss on impairment of approximately $1.5 million is included in the consolidated statements of operations for the year ended December 31, 2014 because the vessel was sold for its scrap value value, which was less than its carrying amount.

Deferred Charges, Policy [Policy Text Block]
Deferred Financing Costs, Bank Fees and Amortization

Qualifying expenses associated with commercial financing are capitalized and are amortized over the terms of the respective financing arrangement using the effective interest method, generally ranging from four to six years.

In connection with the Company’s two secured term loans obtained in 2014, the Company capitalized financing costs of approximately $259,000. In connection with the Company’s four secured term loans obtained in 2013, the Company capitalized financing costs of approximately $654,000. In connection with the Senior Secured Post-Delivery Term Loan Facility executed in 2013, the Company capitalized an additional $238,000.

Amortization of the deferred financing costs is included as a component of interest expense in the consolidated statements of income. Deferred financing costs of Bulk Providence and Bulk Liberty totaling approximately $337,000 were written off in conjunction with the repayment of outstanding debt during 2014. Deferred financing costs of Bulk Cajun of approximately $172,000 were reclassified to other current assets in conjunction with the pending sale of this vessel.

The components of net deferred financing costs, which are included in other noncurrent assets on the consolidated balance sheets, are as follows:

	December 31,
	2014	2013

Deferred financing costs	$2,143,550	$2,393,517

Less: accumulated amortization	(1,339,285)	(1,050,808)

Net deferred financing costs	804,265	1,342,709

Amortization of deferred financing costs	$493,283	$485,684

Fees paid to financial institutions to obtain financing are carried as a reduction of the outstanding debt and amortized over the term of the arrangement using the effective interest method. The unamortized portion is included as a reduction of secured long-term debt on the consolidated balance sheets.

In connection with the Company’s four secured term loans obtained in 2014, the Company paid bank fees of $225,000. In connection with the Company’s four secured term loans obtained in 2013, the Company paid bank fees of approximately $577,000. In connection with the Senior Secured Post-Delivery Term Loan Facility executed in 2013, the Company paid an additional $199,000.

Amortization of the bank fees is included as a component of interest expense in the consolidated statements of income. Bank fees paid by Bulk Providence and Bulk Liberty totaling approximately $242,000 were written off in conjunction with the repayment of outstanding debt in 2014. Bank fees paid by Bulk Cajun of $45,500 have been reclassified to current portion of long-term debt as there is no long-term debt on this facility.

The components of net deferred financing costs, which are included in secured long-term debt on the consolidated balance sheets are as follows:

	December 31,
	2014	2013

Bank fees paid to financial institutions	$2,254,400	$2,316,750

Less: accumulated amortization	(1,303,135)	(925,591)

Unamortized bank fees	$951,265	$1,391,159

Amortization included in interest expense	$461,321	$464,245

Accounts Payable and Accrued Expenses [Policy Text Block]
Accounts Payable and Accrued Expenses

The components of accounts payable and accrued expenses are as follows:

	December 31,
	2014	2013

Accounts payable	$33,538,153	$39,201,642

Accrued expenses	4,651,503	3,839,531

Accrued interest	540,862	716,575

Other accrued liabilities	1,471,276	2,120,630

Total	$40,201,794	$45,878,378

Income Tax, Policy [Policy Text Block]
Taxation

The Company is not subject to corporate income taxes on its profits in Bermuda because Bermuda does not impose an income tax.

NBC, an affiliated company consolidated pursuant to ASC 810-10, is subject to a Danish tonnage tax. NBC is not taxed on the basis of their actual income derived from their business but on an alternative income determination based on the net tons carrying capability of their fleet. As the tax is not determined based on taxable income, NBC’s tax expense of approximately $364,000 and $263,000 is included within voyage expenses in the accompanying consolidated statements of operations as of December 31, 2014 and 2013, respectively.

Shipping income derived from sources outside the United States is not subject to any United States federal income tax. For periods prior to the Mergers, the Company was exempt from taxation on its U.S. source shipping income under Section 883 of the United States Internal Revenue Code of 1986, (the “Code”) or the related Treasury regulations because it was a Controlled Foreign Corporation, as defined in the Code. The Company is exempt from U.S. federal income taxation on its U.S. source shipping income if the Company’s Common Stock meets either the “Controlled Foreign Corporation Test” or the “Publicly-Traded Test” under Section 883 of the Code. To the extent the Company is unable to qualify for exemption from tax under Section 883, and the U.S. source shipping income is considered to be effectively connected with the conduct of a U.S. trade or business, as defined in the Code, the Company will be subject to U.S. federal income taxation of 4% of its U.S. source shipping income on a gross basis without the benefit of deductions. If certain other conditions are present, as defined in the Code, U.S. source shipping income, net of applicable deductions, may be subject to a U.S. federal corporate income tax of up to 35% and a 30% branch profits tax. The Company believes that none of its U.S. source shipping income will be effectively connected with the conduct of a U.S. trade or business.

Since earnings from shipping operations of the Company are not subject to U.S. or foreign income taxation, the Company has not recorded income tax expense, deferred tax assets or liabilities for the years ending December 31, 2014 and 2013.

Under ASC 740-10, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The Company has determined that it has no uncertain tax positions as of December 31, 2014 and 2013. Additionally, the Company accrues interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense.

Where required, the Company complies with income tax filings in its various jurisdictions of operations. With few exceptions, as of December 31, 2014 and 2013, the Company is not subject to U.S. federal or foreign examinations by tax authorities for years before 2010.

Stockholders' Equity Note, Redeemable Preferred Stock, Issue, Policy [Policy Text Block]
Convertible Redeemable Preferred Stock

The Company classified its convertible redeemable preferred stock as a separate item from permanent equity because it was redeemable outside of the Company’s control (at the option of the preferred stockholders). The Company recorded such convertible redeemable preferred stock at fair value upon issuance, net of any issuance costs. The value of the convertible redeemable preferred stock was determined based on a Lattice model which included the use of various assumptions, such as cash flow projections, the equity value of peer group companies and volatility rates. Any beneficial conversion features were recognized as convertible redeemable preferred stock discounts and accreted to additional paid-in-capital through the earliest possible redemption date. All of the convertible redeemable preferred stock was converted to shares of common stock in conjunction with the Mergers.

Dividends on Stock [Policy Text Block]
Dividends

Dividends on common stock are recorded when declared by the Board of Directors. Dividends automatically accrued under the terms of the convertible redeemable preferred stock, were paid in cash, by issuance of additional convertible redeemable preferred shares or as a pro-rata share of common stock dividends declared. Refer to Note 13 for a discussion regarding common stock and convertible redeemable preferred stock dividends.

Earnings Per Share, Policy [Policy Text Block]
Loss per Common Share

(Loss) earnings per common share (“EPS”) is calculated using the two-class method, which is an earnings allocation formula that determines net (loss) income per common share for the holders of the Company’s common shares and participating securities. The Company does not allocate the undistributed earnings for the pre-and post-transaction periods.

Net loss per share is computed using the weighted-average number of common shares outstanding during the period. The weighted average number of common shares is calculated by adding the weighted average number of common shares of Bulk Partners from the beginning of the year to the date of the Mergers multiplied by the exchange ratio established in the Merger Agreement, to the actual number of common shares of the Company outstanding from the acquisition date to the end of the period. The basic EPS for the year ended December 31, 2013 is computed using Bulk Partners’ historical weighted average number of shares outstanding multiplied by the exchange ratio established in the Merger Agreement.

The convertible redeemable preferred stock contains participation rights in any dividend paid by the Company and are deemed to be participating securities. Adjustments to the carrying value of preferred stock that is classified as a separate item from permanent equity, inducement charges on preferred stock conversions, preferred stock extinguishment effects, and deemed dividends for beneficial conversion features affect income available to common shareholders. Net (loss) income is allocated to common and participating securities as if all of the (losses) earnings for the period had been distributed. The participating securities do not include a contractual obligation to share in losses of the Company or undistributed earnings in a loss position and are not included in the calculation of net loss per share.

Diluted EPS is computed using the more dilutive of (a) the two-class method, or (b) the if-converted method. The Company allocates net income first to convertible redeemable preferred stockholders based on dividend rights and then to common and convertible redeemable preferred stockholders based on ownership interests. The weighted-average number of common shares included in the computation of diluted net income gives effect to all potentially dilutive common equivalent shares, including the potential issuance of stock upon the conversion of the Company’s convertible redeemable preferred stock. Common equivalent shares are excluded from the computation of diluted net income per share if their effect is antidilutive.

Foreign Currency Transactions and Translations Policy [Policy Text Block]	Foreign Exchange The Company conducts all of its business in U.S. dollars; accordingly, there are no foreign exchange transaction gains or losses reflected in the consolidated statements of income.

Derivatives, Policy [Policy Text Block]
Derivatives and Hedging Activities

The Company accounts for derivatives in accordance with the provisions of ASC 815, Derivatives and Hedging. The Company uses interest rate swaps to reduce market risks associated with its operations, principally changes in variable interest rates on its bank debt. Additionally, the Company uses forward freight agreements to protect against changes in charter rates and bunker (fuel) swaps to protect against changes in fuel prices. Derivative instruments are recorded as assets or liabilities, and are measured at fair value.

The Company is exposed to credit loss in the event of nonperformance by the counterparty to the interest rate swaps, forward freight agreements and bunker hedges. During the year ended December 31, 2014, the Company had losses relating to the bankruptcy of its counterparty to certain fuel swap contracts of approximately $2,146,000, which is included in other (expense) income in the consolidated statements of operations. See Note 9 for a description of the types of derivative instruments the Company utilizes.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting

Operating segments are components of a business that are evaluated regularly by the chief operating decision maker (CODM) for the purpose of assessing performance and allocating resources. Based on the information that the CODM uses, including consideration of whether discrete financial information is available for the business activities, the Company has identified multiple operating segments which have been aggregated based on considerations such as the nature of its services, customers and operations. The Company has determined that it operates under one reportable segment.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and short-term debt approximate fair value due to the short-term maturities of these instruments. The carrying amount of a portion of the Company’s long-term debt approximates fair value due to the variable interest rates associated with the related credit facilities.

At December 31, 2014 and 2013, the Company has eight fixed rate debt facilities. The aggregate carrying amounts and fair values of the long-term debt associated with the fixed rate borrowing arrangements are as follows:

	December 31,
	2014	2013

Carrying amount of long-term debt	$42,044,477	$83,046,146
Fair value of long-term debt	45,960,663	85,855,343

Fair values of these debt obligations were estimated based on quoted market prices for the same or similar issues of debt with the same remaining maturities, which is considered Level 2 in the fair value hierarchy established by ASC 820.

Reclassification, Policy [Policy Text Block]
Reclassifications

Certain prior year amounts in the consolidated financial statements have been reclassified to conform to the current year’s presentation. These reclassifications had no effect on the Company’s previously reported consolidated operations or shareholders’ equity.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In April 2014, the FASB issued an update Accounting Standards Update for Reporting Discontinued Operations and Disclosures of Disposals and Components of an Entity, Presentation of Financial Statements, and Property Plant and Equipment. Under this new guidance, only disposals that represent a strategic shift that has (or will have) a major effect on the entity’s results and operations would qualify as discontinued operations. In addition, the new guidance expands the disclosure requirements for disposals that meet the definition of a discontinued operation and requires entities to disclose information about disposals of individually significant components that do not meet the definition of discontinued operations. The new standard is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2014. The Company does not expect a material impact on its consolidated financial statements as a result of the adoption of this standard.

In May 2014, the FASB issued an update Accounting Standards Update for Revenue from Contracts with Customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2016. The Company is evaluating the impact of the adoption of this guidance to determine whether or not it has a material impact on its consolidated financial statements.

In August 2014, the FASB issued an Accounting Standards Update for Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. Under this new guidance, if conditions or events raise substantial doubt about an entity’s ability to continue as a going concern, but the substantial doubt is alleviated as a result of consideration of management’s plans, the entity should disclose information that enables users of the financial statements to understand all of the following:

a.	Principal conditions or events that raised substantial doubt about the entity’s ability to continue as a going concern (before consideration of management’s plans)
b.	Management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations
c.	Management’s plans that alleviated substantial doubt about the entity’s ability to continue as a going concern.

The new standard is effective for annual periods ending after December 15, 2016. The Company does not expect a material impact on its consolidated financial statements as a result of the adoption of this standard.